Schedule of Investments (unaudited)
July 31, 2026
iShares® Morningstar U.S. Equity ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.4%
ATI, Inc.(a)	2,613	$ 489,781
Axon Enterprise, Inc.(a)	1,469	775,279
Boeing Co. (The)(a)	15,282	3,303,051
BWX Technologies, Inc.	1,777	299,780
Carpenter Technology Corp.	956	496,795
Curtiss-Wright Corp.	714	516,936
General Dynamics Corp.	4,717	1,808,592
General Electric Co.	20,408	7,348,308
HEICO Corp.	820	292,215
HEICO Corp., Class A	1,495	384,634
Howmet Aerospace, Inc.	7,795	2,200,217
L3Harris Technologies, Inc.	3,620	1,002,957
Lockheed Martin Corp.	3,805	2,217,326
Northrop Grumman Corp.	2,752	1,492,905
Rocket Lab Corp.(a)	10,497	681,780
RTX Corp.	26,103	5,617,888
Textron, Inc.	3,505	298,836
TransDigm Group, Inc.	1,049	1,315,845
Woodward, Inc.	1,144	412,698
		30,955,823
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	2,209	326,336
Expeditors International of Washington, Inc.	2,479	416,199
FedEx Corp.	4,342	1,334,731
United Parcel Service, Inc., Class B	14,528	1,514,108
		3,591,374
Automobiles — 1.6%
Ford Motor Co.	76,315	1,120,304
General Motors Co.	17,547	1,559,226
Rivian Automotive, Inc., Class A(a)	15,563	236,869
Tesla, Inc.(a)	54,894	17,083,562
		19,999,961
Banks — 3.6%
Bank of America Corp.	128,094	7,935,423
Citigroup, Inc.	33,157	4,391,645
Citizens Financial Group, Inc.	8,314	595,698
East West Bancorp, Inc.	2,661	348,591
Fifth Third Bancorp	17,507	989,145
First Citizens BancShares, Inc., Class A	154	336,744
Huntington Bancshares, Inc.	38,454	655,256
JPMorgan Chase & Co.	52,483	18,462,995
KeyCorp	18,291	413,194
M&T Bank Corp.	2,848	701,434
PNC Financial Services Group, Inc. (The)	7,840	1,958,981
Regions Financial Corp.	15,943	493,436
Truist Financial Corp.	24,219	1,255,513
U.S. Bancorp	30,188	1,902,146
Wells Fargo & Co.	59,549	5,148,011
		45,588,212
Beverages — 1.0%
Coca-Cola Co. (The)	76,125	6,667,789
Constellation Brands, Inc., Class A	2,876	374,542
Keurig Dr. Pepper, Inc.	26,265	817,367
Monster Beverage Corp.(a)	13,301	1,281,950
PepsiCo, Inc.	26,702	3,726,531
		12,868,179
Biotechnology — 1.9%
AbbVie, Inc.	34,392	8,630,329
Alnylam Pharmaceuticals, Inc.(a)	2,586	531,475
Security	Shares	Value
Biotechnology (continued)
Amgen, Inc.	10,475	$ 4,034,551
Biogen, Inc.(a)	2,846	577,596
Gilead Sciences, Inc.	24,162	3,146,134
Incyte Corp.(a)	3,139	375,173
Insmed, Inc.(a)	4,102	404,457
Moderna, Inc.(a)	6,887	377,545
Natera, Inc.(a)	2,644	707,957
Regeneron Pharmaceuticals, Inc.	1,976	1,506,957
Revolution Medicines, Inc.(a)	3,596	674,358
Roivant Sciences Ltd.(a)	9,705	329,097
Summit Therapeutics, Inc.(a)(b)	2,192	28,540
United Therapeutics Corp.(a)	737	381,552
Vertex Pharmaceuticals, Inc.(a)	4,954	2,363,553
		24,069,274
Broadline Retail — 4.3%
Amazon.com, Inc.(a)	191,125	51,905,728
Coupang, Inc., Class A(a)	25,011	408,930
eBay, Inc.	8,640	985,046
MercadoLibre, Inc.(a)	921	1,729,592
		55,029,296
Building Products — 0.4%
Carrier Global Corp.	15,095	933,022
Johnson Controls International PLC	11,874	1,741,441
Lennox International, Inc.	633	263,252
Trane Technologies PLC	4,297	1,954,920
		4,892,635
Capital Markets — 3.0%
Ameriprise Financial, Inc.	1,692	923,561
Ares Management Corp., Class A	4,079	522,479
Bank of New York Mellon Corp. (The)	12,870	2,011,967
BlackRock, Inc.(c)	2,699	2,942,963
Blackstone, Inc., Class A	14,644	1,870,771
Carlyle Group, Inc. (The)	4,185	192,594
Charles Schwab Corp. (The)	31,777	3,344,211
CME Group, Inc., Class A	7,025	1,881,225
Coinbase Global, Inc., Class A(a)	4,280	625,993
Goldman Sachs Group, Inc. (The)	5,740	5,845,501
Interactive Brokers Group, Inc., Class A	8,600	756,714
Intercontinental Exchange, Inc.	10,994	1,676,365
KKR & Co., Inc., Class A	13,240	1,342,933
LPL Financial Holdings, Inc.	1,498	529,843
Moody’s Corp.	2,940	1,406,437
Morgan Stanley	23,390	4,921,724
MSCI, Inc., Class A	1,380	789,691
Nasdaq, Inc.	7,234	681,370
Northern Trust Corp.	3,591	654,244
Raymond James Financial, Inc.	3,238	569,823
Robinhood Markets, Inc., Class A(a)	15,117	1,308,528
S&P Global, Inc.	5,805	2,391,254
State Street Corp.	5,207	958,921
T Rowe Price Group, Inc.	4,212	470,691
		38,619,803
Chemicals — 0.9%
Air Products & Chemicals, Inc.	4,316	1,272,745
Albemarle Corp.	2,278	267,984
CF Industries Holdings, Inc.	2,968	371,564
Corteva, Inc.	13,047	1,026,929
Dow, Inc.	13,835	419,062
Ecolab, Inc.	4,926	1,367,605
International Flavors & Fragrances, Inc.	4,960	392,931
Linde PLC	9,079	4,343,212

Schedule of Investments (unaudited) (continued)
July 31, 2026
iShares® Morningstar U.S. Equity ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals (continued)
LyondellBasell Industries NV, Class A	5,024	$ 311,890
PPG Industries, Inc.	4,409	487,283
Sherwin-Williams Co. (The)	4,517	1,539,620
		11,800,825
Commercial Services & Supplies — 0.4%
Cintas Corp.	6,728	1,376,750
Clean Harbors, Inc.(a)	976	305,371
Copart, Inc.(a)	16,324	475,355
Republic Services, Inc.	3,895	820,092
Rollins, Inc.	6,151	233,553
Veralto Corp.	4,592	432,429
Waste Management, Inc.	7,274	1,647,925
		5,291,475
Communications Equipment — 1.3%
Arista Networks, Inc.(a)	20,039	3,614,034
Ciena Corp.(a)	2,745	1,035,002
Cisco Systems, Inc.	76,924	8,922,415
F5, Inc.(a)	1,062	427,529
Lumentum Holdings, Inc.(a)	1,508	1,076,622
Motorola Solutions, Inc.	3,247	1,414,880
		16,490,482
Construction & Engineering — 0.3%
API Group Corp.(a)	7,358	291,965
Comfort Systems U.S.A., Inc.	664	1,148,514
EMCOR Group, Inc.	827	659,475
MasTec, Inc.(a)	1,188	312,563
Quanta Services, Inc.	2,879	1,921,329
		4,333,846
Construction Materials — 0.2%
CRH PLC	13,065	1,241,306
Martin Marietta Materials, Inc.	1,189	624,391
Vulcan Materials Co.	2,437	654,505
		2,520,202
Consumer Finance — 0.5%
American Express Co.	10,491	3,527,599
Capital One Financial Corp.	12,126	2,534,455
SoFi Technologies, Inc.(a)(b)	24,121	393,414
Synchrony Financial	6,551	496,500
		6,951,968
Consumer Staples Distribution & Retail — 1.8%
Casey’s General Stores, Inc.	706	614,926
Costco Wholesale Corp.	8,647	8,230,993
Dollar General Corp.	4,261	541,360
Dollar Tree, Inc.(a)	3,655	464,953
Kroger Co. (The)	11,026	636,641
Performance Food Group Co.(a)	3,015	344,886
Sysco Corp.	9,276	790,686
Target Corp.	8,903	1,286,395
U.S. Foods Holding Corp.(a)	4,255	428,010
Walmart, Inc.	85,412	9,497,814
		22,836,664
Containers & Packaging — 0.2%
Amcor PLC	8,864	397,816
Ball Corp.	4,891	317,426
International Paper Co.	10,112	412,873
Packaging Corp. of America	1,731	425,549
Smurfit Westrock PLC	10,030	461,079
		2,014,743
Security	Shares	Value
Distributors — 0.0%
Genuine Parts Co.	2,694	$ 335,053
Diversified REITs — 0.0%
WP Carey, Inc.	4,215	310,224
Diversified Telecommunication Services — 0.7%
AST SpaceMobile, Inc., Class A(a)(b)	5,178	305,398
AT&T Inc.	136,435	3,172,114
Comcast Corp., Class A	69,329	1,661,123
Verizon Communications, Inc.	82,201	3,847,829
		8,986,464
Electric Utilities — 1.4%
Alliant Energy Corp.	4,953	350,573
American Electric Power Co., Inc.	10,575	1,352,014
Constellation Energy Corp.	6,595	1,732,836
Duke Energy Corp.	15,201	1,906,661
Edison International	7,210	528,998
Entergy Corp.	8,883	955,989
Evergy, Inc.	4,459	370,142
Eversource Energy	7,288	521,748
Exelon Corp.	19,911	912,322
FirstEnergy Corp.	10,596	511,893
NextEra Energy, Inc.	40,502	3,520,434
NRG Energy, Inc.	3,897	523,328
PG&E Corp.	42,802	743,899
PPL Corp.	13,704	482,518
Southern Co. (The)	21,936	2,073,829
Xcel Energy, Inc.	12,147	949,895
		17,437,079
Electrical Equipment — 1.3%
AMETEK, Inc.	4,475	1,081,652
Bloom Energy Corp., Class A(a)	5,181	1,066,302
Eaton Corp. PLC	7,577	3,145,970
Emerson Electric Co.	10,948	1,640,229
GE Vernova, Inc.	5,250	5,199,023
Hubbell, Inc.	976	461,209
Nextpower, Inc., Class A(a)	2,850	256,130
nVent Electric PLC	3,118	479,642
Rockwell Automation, Inc.	2,166	1,039,853
Vertiv Holdings Co., Class A	7,284	1,759,596
		16,129,606
Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp., Class A	23,780	3,821,446
CDW Corp.	2,559	378,246
Coherent Corp.(a)	3,578	940,620
Corning, Inc.	15,274	2,111,631
Fabrinet(a)	676	294,337
Flex Ltd.(a)	6,860	780,325
Jabil, Inc.	2,028	638,921
Keysight Technologies, Inc.(a)	3,343	1,066,685
TD SYNNEX Corp.	1,493	381,760
TE Connectivity PLC	5,696	1,171,610
Teledyne Technologies, Inc.(a)	910	596,569
TTM Technologies, Inc.(a)	1,984	229,033
		12,411,183
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A	19,225	1,162,920
Halliburton Co.	16,257	524,288
SLB Ltd.	28,817	1,429,035
TechnipFMC PLC	7,411	531,073
		3,647,316

Schedule of Investments (unaudited) (continued)
July 31, 2026
iShares® Morningstar U.S. Equity ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Entertainment — 1.1%
Electronic Arts, Inc.	4,428	$ 929,260
Liberty Media Corp. - Liberty Formula One, Class A(a)	479	43,019
Liberty Media Corp. - Liberty Formula One, Class C, NVS(a)	4,328	424,707
Live Nation Entertainment, Inc.(a)	2,789	485,648
Netflix, Inc.(a)	82,322	5,903,311
ROBLOX Corp., Class A(a)	12,520	445,712
Take-Two Interactive Software, Inc.(a)	3,355	814,997
TKO Group Holdings, Inc., Class A	1,214	220,717
Walt Disney Co. (The)	33,790	3,250,260
Warner Bros Discovery, Inc., Class A(a)	46,347	1,218,926
		13,736,557
Financial Services — 3.5%
Affirm Holdings, Inc., Class A(a)	5,496	393,019
Apollo Global Management, Inc.	8,335	1,046,793
Berkshire Hathaway, Inc., Class B(a)	36,168	18,501,379
Block, Inc., Class A(a)	10,405	845,302
Corpay, Inc.(a)	1,246	476,109
Fidelity National Information Services, Inc.	10,048	449,849
Fiserv, Inc.(a)	10,299	555,528
Global Payments, Inc.	4,463	375,249
Mastercard, Inc., Class A	15,792	9,050,395
PayPal Holdings, Inc.	17,148	981,037
Rocket Cos., Inc., Class A(a)	17,108	220,693
Toast, Inc., Class A(a)	10,142	327,283
Visa, Inc., Class A	32,333	11,838,081
		45,060,717
Food Products — 0.3%
Archer-Daniels-Midland Co.	8,797	697,338
Bunge Global SA	2,618	278,110
General Mills, Inc.	10,404	371,943
Hershey Co. (The)	2,771	485,063
Kraft Heinz Co. (The)	16,901	436,891
Mondelez International, Inc., Class A	25,383	1,581,615
Tyson Foods, Inc., Class A	5,282	306,145
		4,157,105
Gas Utilities — 0.0%
Atmos Energy Corp.	3,054	527,670
Ground Transportation — 0.9%
CSX Corp.	36,219	1,825,438
JB Hunt Transport Services, Inc.	1,491	405,179
Norfolk Southern Corp.	4,394	1,474,099
Old Dominion Freight Line, Inc.	3,634	770,917
Uber Technologies, Inc.(a)	38,161	2,685,008
Union Pacific Corp.	11,556	3,375,854
XPO, Inc.(a)	2,287	459,618
		10,996,113
Health Care Equipment & Supplies — 1.4%
Abbott Laboratories	33,857	3,578,685
Becton Dickinson & Co.	5,362	888,054
Boston Scientific Corp.(a)	28,739	1,342,973
Dexcom, Inc.(a)	7,575	632,134
Edwards Lifesciences Corp.(a)	10,796	929,212
GE HealthCare Technologies, Inc.	8,826	600,344
IDEXX Laboratories, Inc.(a)	1,489	832,455
Intuitive Surgical, Inc.(a)	6,878	2,430,204
Medline, Inc., Class A(a)	5,034	197,736
Medtronic PLC	24,917	2,127,663
ResMed, Inc.	2,861	603,614
STERIS PLC	1,921	438,756
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Stryker Corp.	7,028	$ 2,289,020
Zimmer Biomet Holdings, Inc.	3,867	363,227
		17,254,077
Health Care Providers & Services — 1.7%
Cardinal Health, Inc.	4,554	1,047,557
Cencora, Inc.	3,758	1,170,016
Centene Corp.(a)	9,605	597,623
Cigna Group (The)	4,947	1,380,460
CVS Health Corp.	24,648	2,573,991
Elevance Health, Inc.	4,070	1,529,669
HCA Healthcare, Inc.	2,927	1,178,381
Humana, Inc.	2,338	850,705
Labcorp Holdings, Inc.	1,625	502,450
McKesson Corp.	2,340	2,003,484
Quest Diagnostics, Inc.	2,153	501,670
Tenet Healthcare Corp.(a)	1,699	432,871
UnitedHealth Group, Inc.	17,653	7,315,403
		21,084,280
Health Care REITs — 0.3%
Ventas, Inc.	9,007	842,245
Welltower, Inc.	13,737	3,220,502
		4,062,747
Health Care Technology — 0.0%
Veeva Systems, Inc., Class A(a)	2,929	596,872
Hotels, Restaurants & Leisure — 1.6%
Airbnb, Inc., Class A(a)	7,840	1,187,917
Booking Holdings, Inc.	15,048	2,902,759
Carnival Corp. Ltd.	24,888	692,135
Chipotle Mexican Grill, Inc.(a)	24,787	922,572
Darden Restaurants, Inc.	2,277	463,552
DoorDash, Inc., Class A(a)	7,332	1,438,245
Expedia Group, Inc.	2,267	668,176
Flutter Entertainment PLC(a)	2,749	287,188
Hilton Worldwide Holdings, Inc.	4,324	1,385,799
Las Vegas Sands Corp.	5,441	266,010
Marriott International, Inc., Class A	4,065	1,515,554
McDonald’s Corp.	13,805	3,736,185
Royal Caribbean Cruises Ltd.	4,854	1,545,028
Starbucks Corp.	22,178	2,334,234
Yum! Brands, Inc.	5,202	797,363
		20,142,717
Household Durables — 0.2%
DR Horton, Inc.	4,950	708,147
Garmin Ltd.	3,140	922,469
Lennar Corp., Class A	4,055	333,929
Lennar Corp., Class B	256	20,659
NVR, Inc.(a)	50	307,353
PulteGroup, Inc.	3,780	478,057
Somnigroup International, Inc.	3,622	236,625
		3,007,239
Household Products — 0.7%
Church & Dwight Co., Inc.	4,665	460,949
Colgate-Palmolive Co.	15,570	1,421,541
Kimberly-Clark Corp.	6,467	706,908
Procter & Gamble Co. (The)	45,270	6,541,062
		9,130,460

Schedule of Investments (unaudited) (continued)
July 31, 2026
iShares® Morningstar U.S. Equity ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.1%
Talen Energy Corp.(a)	813	$ 271,623
Vistra Corp.	6,556	971,534
		1,243,157
Industrial Conglomerates — 0.3%
3M Co.	10,149	1,789,066
DuPont de Nemours, Inc.	2,705	370,585
Honeywell International, Inc.(b)	6,167	1,498,889
		3,658,540
Industrial REITs — 0.2%
Prologis, Inc.	18,150	2,624,671
Insurance — 1.6%
Aflac, Inc.	8,825	1,125,011
Allstate Corp. (The)	5,039	1,330,699
American International Group, Inc.	9,802	770,241
Aon PLC, Class A	4,176	1,505,657
Arch Capital Group Ltd.(a)	6,962	699,890
Arthur J. Gallagher & Co.	4,942	1,232,634
Brown & Brown, Inc.	5,399	380,089
Chubb Ltd.	6,913	2,424,251
Cincinnati Financial Corp.	3,009	534,639
Fidelity National Financial, Inc., Class A	5,043	260,168
Hartford Insurance Group, Inc. (The)	5,353	759,644
Loews Corp.	3,267	379,005
Markel Group, Inc.(a)	241	453,644
Marsh & McLennan Cos., Inc.	9,142	1,734,146
MetLife, Inc.	10,468	1,006,289
Principal Financial Group, Inc.	4,182	475,493
Progressive Corp. (The)	11,411	2,412,514
Prudential Financial, Inc.	6,798	829,900
Travelers Cos., Inc. (The)	4,130	1,546,107
W. R. Berkley Corp.	5,354	388,379
Willis Towers Watson PLC	1,785	599,617
		20,848,017
Interactive Media & Services — 7.7%
Alphabet, Inc., Class A	113,978	40,590,985
Alphabet, Inc., Class C, NVS	91,746	32,721,211
Meta Platforms, Inc., Class A	42,604	23,718,073
Reddit, Inc., Class A(a)	2,718	382,341
		97,412,610
IT Services — 1.0%
Accenture PLC, Class A	11,945	1,981,914
Cloudflare, Inc., Class A(a)	6,180	1,724,096
Cognizant Technology Solutions Corp., Class A	8,909	493,113
CoreWeave, Inc., Class A(a)	5,747	412,462
International Business Machines Corp.	18,209	4,072,443
MongoDB, Inc., Class A(a)(b)	1,541	520,057
Snowflake, Inc., Class A(a)	6,577	1,928,903
Twilio, Inc., Class A(a)	2,832	558,895
VeriSign, Inc.	1,580	458,232
		12,150,115
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	5,562	769,614
Danaher Corp.	12,581	2,453,044
Illumina, Inc.(a)	2,963	607,711
IQVIA Holdings, Inc.(a)	3,218	756,294
Mettler-Toledo International, Inc.(a)	401	567,936
Thermo Fisher Scientific, Inc.	7,231	4,152,763
Waters Corp.(a)	1,927	727,077
West Pharmaceutical Services, Inc.	1,395	475,639
		10,510,078
Security	Shares	Value
Machinery — 1.7%
Caterpillar, Inc.	8,975	$ 7,312,920
Cummins, Inc.	2,670	1,693,314
Deere & Co.	4,847	2,872,672
Dover Corp.	2,667	545,722
Fortive Corp.	5,926	350,878
Illinois Tool Works, Inc.	5,622	1,613,233
Ingersoll Rand, Inc.	7,661	638,774
ITT, Inc.	1,736	340,221
Otis Worldwide Corp.	7,552	543,366
PACCAR, Inc.	9,598	1,273,463
Parker-Hannifin Corp.	2,362	2,306,564
RBC Bearings, Inc.(a)	601	331,337
Snap-on, Inc.	989	405,895
Westinghouse Air Brake Technologies Corp.	3,281	954,312
Xylem, Inc.	4,679	547,303
		21,729,974
Media — 0.3%
AppLovin Corp., Class A(a)	4,268	1,689,701
Charter Communications, Inc., Class A(a)(b)	1,607	232,983
EchoStar Corp., Class A(a)	2,658	223,511
Fox Corp., Class A, NVS	3,902	227,213
Fox Corp., Class B	2,806	145,744
News Corp., Class A, NVS	7,250	199,810
News Corp., Class B	2,005	62,696
Omnicom Group, Inc.	5,538	435,841
		3,217,499
Metals & Mining — 0.6%
Alcoa Corp.	4,922	222,770
Coeur Mining, Inc.	20,091	299,557
Freeport-McMoRan, Inc.	27,898	1,747,252
Newmont Corp.	20,752	1,944,670
Nucor Corp.	4,433	1,140,566
Reliance, Inc.	1,021	414,628
Royal Gold, Inc.	1,638	324,897
Southern Copper Corp.	1,916	350,072
Steel Dynamics, Inc.	2,649	665,588
		7,110,000
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Annaly Capital Management, Inc.	14,231	323,328
Multi-Utilities — 0.6%
Ameren Corp.	5,375	589,154
CenterPoint Energy, Inc.	12,686	533,319
CMS Energy Corp.	5,999	431,868
Consolidated Edison, Inc.	7,171	780,563
Dominion Energy, Inc.	16,292	1,126,918
DTE Energy Co.	4,004	568,048
NiSource, Inc.	9,059	402,491
Public Service Enterprise Group, Inc.	9,672	741,649
Sempra	12,702	1,124,762
WEC Energy Group, Inc.	6,324	691,972
		6,990,744
Oil, Gas & Consumable Fuels — 3.2%
Cheniere Energy, Inc.	4,081	1,075,629
Chevron Corp.	35,972	7,080,369
ConocoPhillips	23,683	2,853,328
Devon Energy Corp.	20,635	931,258
Diamondback Energy, Inc.	3,582	726,967
EOG Resources, Inc.	10,344	1,538,049
EQT Corp.	12,027	640,919
Expand Energy Corp.	4,627	435,077

Schedule of Investments (unaudited) (continued)
July 31, 2026
iShares® Morningstar U.S. Equity ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
ExxonMobil Holdings Corp.	81,085	$ 12,603,852
Kinder Morgan, Inc.	38,174	1,228,439
Marathon Petroleum Corp.	5,664	1,792,486
Occidental Petroleum Corp.	14,169	808,625
ONEOK, Inc.	12,060	1,095,169
Ovintiv, Inc.	5,253	328,102
Permian Resources Corp., Class A	14,697	313,193
Phillips 66	7,814	1,654,067
Targa Resources Corp.	4,166	1,126,361
Texas Pacific Land Corp.	1,127	453,708
Valero Energy Corp.	5,760	1,802,304
Williams Cos., Inc. (The)	23,596	1,688,058
		40,175,960
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	12,648	1,105,941
Southwest Airlines Co.	8,884	399,514
United Airlines Holdings, Inc.(a)	6,359	771,537
		2,276,992
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	4,719	395,924
Kenvue, Inc.	34,118	656,430
		1,052,354
Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	39,720	2,594,113
Eli Lilly & Co.	15,593	17,913,862
Johnson & Johnson	46,893	12,021,021
Merck & Co., Inc.	46,705	6,080,991
Pfizer, Inc.	110,246	2,757,252
Royalty Pharma PLC, Class A	7,160	418,359
Viatris, Inc.	21,866	383,967
Zoetis, Inc., Class A	8,255	638,029
		42,807,594
Professional Services — 0.4%
Automatic Data Processing, Inc.	7,810	2,081,053
Broadridge Financial Solutions, Inc.	2,277	350,544
Equifax, Inc.	2,391	412,734
Jacobs Solutions, Inc.	2,359	318,300
Leidos Holdings, Inc.	2,348	271,429
Paychex, Inc.	6,287	734,573
SS&C Technologies Holdings, Inc.	4,184	322,377
Verisk Analytics, Inc.	2,549	496,673
		4,987,683
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)	5,681	834,028
CoStar Group, Inc.(a)	7,736	222,487
		1,056,515
Residential REITs — 0.2%
AvalonBay Communities, Inc.	2,656	492,980
Equity Residential	6,591	437,972
Essex Property Trust, Inc.	1,191	338,411
Invitation Homes, Inc.	10,137	301,271
Mid-America Apartment Communities, Inc.	2,305	305,044
Sun Communities, Inc.	2,143	264,618
		2,140,296
Retail REITs — 0.2%
Kimco Realty Corp.	13,196	336,234
Realty Income Corp.	17,564	1,121,813
Simon Property Group, Inc.	6,133	1,406,726
		2,864,773
Security	Shares	Value
Semiconductors & Semiconductor Equipment — 16.6%
Advanced Micro Devices, Inc.(a)	31,696	$ 15,092,050
Amkor Technology, Inc.	2,401	119,738
Analog Devices, Inc.	9,517	3,496,641
Applied Materials, Inc.	15,444	7,840,456
Astera Labs, Inc.(a)	2,682	834,719
Broadcom, Inc.	90,601	35,269,157
Credo Technology Group Holding Ltd.(a)	3,212	664,852
Entegris, Inc.	2,911	346,555
First Solar, Inc.(a)	1,976	416,995
Intel Corp.(a)	84,653	7,635,701
KLA Corp.	25,548	4,670,685
Lam Research Corp.	24,441	7,161,702
Lattice Semiconductor Corp.(a)	2,675	332,422
MACOM Technology Solutions Holdings, Inc.(a)	1,346	338,438
Marvell Technology, Inc.	16,979	3,184,581
Microchip Technology, Inc.	10,510	780,788
Micron Technology, Inc.	21,902	18,026,003
MKS, Inc.	1,296	385,495
Monolithic Power Systems, Inc.	914	1,303,391
NVIDIA Corp.	456,399	91,622,099
NXP Semiconductors NV	4,702	1,077,510
ON Semiconductor Corp.(a)	7,619	621,787
Qnity Electronics, Inc.	4,060	532,591
QUALCOMM, Inc.	20,396	3,010,654
Teradyne, Inc.	3,041	1,118,145
Texas Instruments, Inc.	17,702	4,881,150
		210,764,305
Software — 8.4%
Adobe, Inc.(a)	7,865	1,969,475
Autodesk, Inc.(a)	4,133	967,948
Cadence Design Systems, Inc.(a)	5,357	1,821,487
Circle Internet Group, Inc., Class A(a)	3,501	219,198
Crowdstrike Holdings, Inc., Class A(a)	18,998	3,625,958
Datadog, Inc., Class A(a)	6,071	1,626,846
Fair Isaac Corp.(a)(b)	425	477,262
Fortinet, Inc.(a)	12,097	1,959,109
Intuit, Inc.	5,214	1,647,989
Microsoft Corp.	144,646	67,219,889
Oracle Corp.	33,103	4,299,087
Palantir Technologies, Inc., Class A(a)	42,992	5,290,595
Palo Alto Networks, Inc.(a)	15,754	5,227,650
PTC, Inc.(a)	2,178	298,822
Roper Technologies, Inc.	1,956	766,693
Salesforce, Inc.	15,413	2,836,300
ServiceNow, Inc.(a)	20,069	2,232,275
Strategy, Inc., Class A(a)	6,437	600,443
Synopsys, Inc.(a)	3,714	1,443,855
Trimble, Inc.(a)	4,630	261,965
Tyler Technologies, Inc.(a)	836	258,826
Workday, Inc., Class A(a)	3,938	631,419
Zoom Communications, Inc., Class A(a)	4,655	447,206
Zscaler, Inc.(a)	1,933	292,270
		106,422,567
Specialized REITs — 0.7%
American Tower Corp.	9,086	1,575,149
Crown Castle, Inc.	8,422	642,599
Digital Realty Trust, Inc.	6,400	1,206,528
Equinix, Inc.	1,904	1,940,709
Extra Space Storage, Inc.	3,974	588,311
Iron Mountain, Inc.	5,731	701,016
Public Storage	3,076	997,147
SBA Communications Corp.	2,061	373,000

Schedule of Investments (unaudited) (continued)
July 31, 2026
iShares® Morningstar U.S. Equity ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialized REITs (continued)
VICI Properties, Inc.	20,263	$ 533,930
Weyerhaeuser Co.	13,444	336,503
		8,894,892
Specialty Retail — 1.5%
AutoZone, Inc.(a)	323	974,249
Burlington Stores, Inc.(a)	1,221	449,914
Carvana Co., Class A(a)	13,022	812,052
Dick’s Sporting Goods, Inc.	1,237	242,341
Home Depot, Inc. (The)	19,362	6,427,409
Lowe’s Cos., Inc.	10,880	2,260,973
O’Reilly Automotive, Inc.(a)	16,050	1,434,067
Ross Stores, Inc.	6,192	1,554,625
TJX Cos., Inc. (The)	21,634	3,403,894
Tractor Supply Co.	9,449	290,746
Ulta Beauty, Inc.(a)	868	445,136
Williams-Sonoma, Inc.	2,316	529,577
		18,824,983
Technology Hardware, Storage & Peripherals — 8.2%
Apple Inc.	285,691	88,252,807
Dell Technologies, Inc., Class C	5,542	2,246,561
Everpure, Inc., Class A(a)	6,183	477,142
Hewlett Packard Enterprise Co.	25,820	1,236,778
HP, Inc.	18,284	498,605
IonQ, Inc.(a)(b)	7,176	261,493
NetApp, Inc.	3,740	667,590
Sandisk Corp.(a)	2,718	3,301,908
Seagate Technology Holdings PLC	4,356	3,729,302
Super Micro Computer, Inc.(a)	10,894	309,390
Western Digital Corp.	6,680	3,639,531
		104,621,107
Textiles, Apparel & Luxury Goods — 0.1%
Lululemon Athletica, Inc.(a)	1,932	229,657
NIKE, Inc., Class B	22,632	943,981
Tapestry, Inc.	3,908	595,462
		1,769,100
Tobacco — 0.6%
Altria Group, Inc.	32,807	2,241,702
Philip Morris International, Inc.	30,253	5,772,878
		8,014,580
Trading Companies & Distributors — 0.4%
Fastenal Co.	21,511	1,026,290
Ferguson Enterprises, Inc.	3,605	844,760
Security	Shares	Value
Trading Companies & Distributors (continued)
Sunbelt Rentals Holdings, Inc.	8,089	$ 581,761
United Rentals, Inc.	1,217	1,313,459
Watsco, Inc.	674	208,468
WESCO International, Inc.	931	319,789
WW Grainger, Inc.	877	1,212,207
		5,506,734
Water Utilities — 0.0%
American Water Works Co., Inc.	3,656	490,526
Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc.	9,855	1,702,057
Total Common Stocks — 99.8% (Cost: $728,242,870)		1,269,059,992
Rights
Capital Markets — 0.0%
TPG, Inc., CVR(a)	4,397	44
Total Rights — 0.0% (Cost: $ —)		44
Total Long-Term Investments — 99.8% (Cost: $728,242,870)		1,269,060,036
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(c)(d)(e)	1,862,721	1,863,280
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(c)(d)	2,015,560	2,015,560
Total Short-Term Securities — 0.3% (Cost: $3,878,413)		3,878,840
Total Investments — 100.1% (Cost: $732,121,283)		1,272,938,876
Liabilities in Excess of Other Assets — (0.1)%		(1,118,470)
Net Assets — 100.0%		$ 1,271,820,406

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)
July 31, 2026
iShares® Morningstar U.S. Equity ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 3,779,735	$ —	$ (1,915,998)(a)	$ (247)	$ (210)	$ 1,863,280	1,862,721	$ 1,990 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	1,802,810	212,750 (a)	—	—	—	2,015,560	2,015,560	16,891	—
BlackRock, Inc.	2,876,054	21,906	(23,698)	13,921	54,780	2,942,963	2,699	15,339	—
				$ 13,674	$ 54,570	$ 6,821,803		$ 34,220	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	7	09/18/26	$ 2,632	$ 927
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)
July 31, 2026
iShares® Morningstar U.S. Equity ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 1,269,059,992	$ —	$ —	$ 1,269,059,992
Rights	—	44	—	44
Short-Term Securities
Money Market Funds	3,878,840	—	—	3,878,840
	$ 1,272,938,832	$ 44	$ —	$ 1,272,938,876
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 927	$ —	$ —	$ 927

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
CVR	Contingent Value Rights
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust